Cash and Marketable Securities - Table 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment information related to restricted marketable securities
Proceeds from sales of restricted available-for-sale securities	$ 0	$ 5.2	$ 5.0
Gross realized gains	0	0.4	0.9
Gross realized losses	$ 0	$ 0.1	$ 1.3